Other Non-Current Assets - Summary of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepaid debt transaction costs	$ 55,880	$ 69,239
Security for letters of credit	27,274	50,019
Cash deposits	13,655	3,748
Other	18,651	13,849
Total	$ 115,460	$ 136,855